Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued operations
Schedule of statement of profit or loss of disposal group

	31 December 2023	31 December 2022	31 December 2021

Revenue	7,737,020	7,921,451	7,665,767
Cost of revenue	(4,763,836)	(5,670,807)	(5,436,914)
Gross profit	2,973,184	2,250,644	2,228,853

Selling and marketing expenses	(443,848)	(444,724)	(509,207)
Administrative expenses	(254,215)	(258,865)	(258,037)
Other operating income/(expense), net	192,786	152,396	(4,907)
Operating profit	2,467,907	1,498,620	1,456,702
Net finance costs / income	(206,260)	(733,388)	(695,285)
Profit before income tax	2,261,647	966,063	761,417
Tax benefit /(expense)	(291,973)	(123,693)	(42,690)
Profit/(loss) for the year from discontinued operations	1,969,674	842,370	718,727

Schedule of disposal group assets, liabilities and cash flows

31 December 2023
Assets
Property, plant and equipment (Note 12)	5,797,891
Right-of-use assets (Note 16)	1,327,438
Intangible assets (Note 13)	3,299,805
Trade receivables	269,898
Deferred tax assets (Note 18)	1,315,876
Inventories	53,042
Other non current asset	151,771
Financial assets at amortized cost	736,174
Cash and cash equivalents	4,017,443
Other current asset	136,432
Assets held for sale	17,105,770

Liabilities
Borrowings	4,524,403
Employee benefit obligations	34,730
Current tax liabilities	4,200
Trade and other payables	891,447
Other non current liabilities	5,337
Deferred revenue	17,804
Contract liabilities	460,244
Provisions (Note 32)	389,511
Liabilities directly associated with the assets held for sale	6,327,676

Net assets directly associated with disposal group	10,778,094

Amounts included in accumulated OCI:
Foreign currency translation reserve	6,140,191
Reserve of disposal group classified as held for sale	6,140,191

	31 December 2023	31 December 2022 (*)	31 December 2021 (*)
Cash flows from operating activities	4,878,305	4,122,088	5,098,656
Cash flows from investing activities	(1,842,419)	(3,163,689)	(3,095,876)
Cash flows from financing activities	(826,913)	(785,688)	(910,800)
Net cash (outflow)/inflow	2,208,973	172,710	1,091,979